PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 114.1%
Asset-Backed Securities 16.2%
Automobiles 0.9%
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class G, 144A	17.128%	12/15/33		900	$908,153
Collateralized Loan Obligations 15.3%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class D, 144A, 3 Month SOFR + 3.962% (Cap N/A, Floor 3.700%)	9.279(c)	01/20/34		1,100	1,082,809
CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	9.519(c)	01/25/37		1,500	1,501,562
Hayfin Emerald CLO DAC (Ireland), Series 01A, Class DR, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)	7.032(c)	04/17/34	EUR	1,000	1,005,333
KKR CLO Ltd. (United Kingdom), Series 2022-43A, Class DR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	10.295(c)	01/15/36		2,000	1,975,231
Mariner CLO LLC (Cayman Islands), Series 2016-03A, Class D1R3, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	9.461(c)	01/23/37		1,000	999,921
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class DR, 144A, 3 Month SOFR + 4.012% (Cap N/A, Floor 4.012%)	9.344(c)	06/20/34		2,000	1,955,891
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	10.283(c)	03/16/37		950	950,692

Oaktree CLO Ltd. (Cayman Islands), Series 2019-04A, Class D1R, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.929(c)	10/20/32		1,000	1,000,000
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class D, 144A, 3 Month SOFR + 5.050% (Cap N/A, Floor 5.050%)	10.387(c)	01/20/36		1,000	1,001,852
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 5.150% (Cap N/A, Floor 5.150%)	10.468(c)	01/20/36		2,000	2,023,358

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2023-26A, Class D, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	9.818%(c)	01/20/35		1,000	$1,007,335
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	8.981(c)	04/16/36		1,500	1,504,496
					16,008,480

Total Asset-Backed Securities (cost $16,709,550)					16,916,633
Commercial Mortgage-Backed Securities 6.6%
Benchmark Mortgage Trust,
Series 2024-V05, Class XD, IO, 144A	2.973(cc)	01/10/57		8,000	960,616
Series 2024-V06, Class XD, IO	3.502(cc)	12/15/28		6,000	810,107

BMO Mortgage Trust, Series 2024-5C3, Class XD, IO, 144A	2.859(cc)	02/15/57		7,250	848,579
BPR Trust, Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	7.790(c)	09/15/38		1,000	985,625
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class C, 144A	3.177(cc)	11/10/36		1,210	1,092,200
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.939(c)	03/15/36		1,000	935,148
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.840(c)	05/15/31		1,300	1,249,803

Total Commercial Mortgage-Backed Securities (cost $6,846,908)					6,882,078
Corporate Bonds 60.0%
Advertising 0.7%
Summer BC Holdco A Sarl (Luxembourg), Gtd. Notes	9.250	10/31/27	EUR	653	683,277
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(v)	8.750	11/15/30		2,000	2,135,000

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Agriculture 0.5%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750%	02/01/29		575	$532,684
Airlines 0.2%
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26		200	193,411
Apparel 0.7%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29		975	783,250
Auto Parts & Equipment 0.8%
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		900	821,091
Banks 3.6%
Bank of America Corp., Jr. Sub. Notes, Series MM(v)	4.300(ff)	01/28/25(oo)		2,300	2,242,759
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH(v)	4.600(ff)	02/01/25(oo)		1,500	1,478,331
					3,721,090
Building Materials 0.3%
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25		325	317,816
Chemicals 3.5%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		300	253,868
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	8.500	01/12/31		400	411,600
Herens Midco Sarl (Luxembourg), Gtd. Notes	5.250	05/15/29	EUR	710	498,387
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	8.750	05/01/28	EUR	1,345	1,470,737
Syensqo SA (Belgium), Jr. Sub. Notes	2.500(ff)	12/02/25(oo)	EUR	1,000	1,032,028
					3,666,620

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26	637	$636,614
Autopistas del Sol SA (Costa Rica), Sr. Sec’d. Notes	7.375	12/30/30	282	271,091
				907,705
Computers 0.5%
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	575	530,515
Diversified Financial Services 0.7%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31	500	461,468
PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.750	09/15/31	250	232,147
				693,615
Electric 4.9%
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29	575	532,559
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, MTN	8.450	08/10/28	404	401,980
NRG Energy, Inc., Jr. Sub. Notes, 144A(v)	10.250(ff)	03/15/28(oo)	1,800	1,924,770
Vistra Corp., Jr. Sub. Notes, 144A(v)	7.000(ff)	12/15/26(oo)	2,300	2,278,151
				5,137,460
Energy-Alternate Sources 0.3%
Energo-Pro A/S (Czech Republic), Sr. Unsec’d. Notes	8.500	02/04/27	280	283,587
Engineering & Construction 0.3%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes	5.500	07/31/47	400	337,625

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 2.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625%	10/15/29		1,150	$1,050,868
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		200	193,537
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30		500	483,513
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(v)	5.125	10/01/29		675	639,820
					2,367,738
Foods 2.0%
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		225	210,392
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	1,325	1,503,023
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		200	182,474
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		140	140,976
					2,036,865
Healthcare-Services 0.8%
DaVita, Inc., Gtd. Notes, 144A	3.750	02/15/31		975	815,752
Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27		100	97,500
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		300	270,750
					368,250
Housewares 0.2%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32		250	215,629

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iron/Steel 0.5%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250%	10/01/28		500	$526,630
Leisure Time 1.7%
Carnival Corp., Gtd. Notes, 144A(v)	6.000	05/01/29		550	540,402
NCL Corp. Ltd., Sr. Sec’d. Notes, 144A	8.125	01/15/29		650	686,250
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		525	513,188
					1,739,840
Lodging 1.5%
MGM Resorts International, Gtd. Notes(v)	4.750	10/15/28		1,075	1,022,166
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27		200	191,250
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		425	402,422
					1,615,838
Machinery-Diversified 0.7%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		300	311,590
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		400	433,692
					745,282
Media 8.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes	3.000	01/15/28	EUR	505	446,196
Altice Finco SA (Luxembourg), Sec’d. Notes	4.750	01/15/28	EUR	1,605	1,178,877
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(v)	4.250	02/01/31		1,225	997,075
CSC Holdings LLC, Gtd. Notes, 144A	5.500	04/15/27		875	782,809
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		125	83,549
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,525	1,557,770

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/30		250	$218,125
Summer BidCo BV (Slovenia), Sr. Unsec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.750%	10.000	02/15/29	EUR	400	437,206
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		525	513,889
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,275	2,470,143
					8,685,639
Mining 1.8%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27		200	190,400
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29		1,050	1,038,187
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27		675	676,546
					1,905,133
Oil & Gas 6.5%
Antero Resources Corp., Gtd. Notes, 144A(v)	5.375	03/01/30		650	624,425
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.875	01/13/33		350	367,672
Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28		400	365,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(v)	8.375	11/01/33		975	1,055,296
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	8.750	06/02/29		300	292,594
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,728	2,006,402
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	6.450	03/05/34		200	204,287

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Southwestern Energy Co., Gtd. Notes(v)	4.750%	02/01/32		850	$782,543
Wintershall Dea Finance 2 BV (Germany), Gtd. Notes, Series NC8	3.000(ff)	07/20/28(oo)	EUR	1,100	1,043,199
					6,742,293
Packaging & Containers 0.3%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		300	280,250
Pharmaceuticals 0.8%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28		850	798,117
Real Estate 0.5%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29		575	516,920
Real Estate Investment Trusts (REITs) 0.5%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27		400	337,654
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		190	190,544
					528,198
Retail 4.8%
Brinker International, Inc., Gtd. Notes, 144A(v)	8.250	07/15/30		975	1,027,128
Douglas Service GmbH (Germany), Sr. Sec’d. Notes	6.000	04/08/26	EUR	1,380	1,506,976
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	1,085	1,227,617
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	625	712,216

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		575	527,791
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		25	24,807
					5,026,535

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 4.0%
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes	4.950%	07/17/30		250	$173,359
Eutelsat SA (France), Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	500	548,730
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	10.500	05/15/30		625	645,182
Sr. Sec’d. Notes, 144A	11.000	11/15/29		1,000	1,041,694

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	1,480	1,723,503
					4,132,468
Transportation 2.6%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		1,450	1,448,200
XPO, Inc., Gtd. Notes, 144A(v)	7.125	02/01/32		1,225	1,260,860
					2,709,060

Total Corporate Bonds (cost $61,806,656)					62,501,183
Floating Rate and Other Loans 27.1%
Aerospace & Defense 0.3%
TransDigm, Inc., Tranche J Term Loan, 3 Month SOFR + 3.250%	8.559(c)	02/28/31		349	350,689
Airlines 0.5%
Air Canada (Canada), Term Loan, 3 Month SOFR + 2.500%	7.833(c)	03/21/31		300	300,187
American Airlines, Inc., Initial Term Loan, 3 Month SOFR + 5.012%	10.329(c)	04/20/28		186	193,178
					493,365

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Manufacturers 0.3%
American Trailer World Corp., First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.180%(c)	03/03/28	205	$199,647
Novae LLC, Tranche B Term Loan, 3 Month SOFR + 5.000%	10.479(c)	12/22/28	99	98,591
				298,238
Auto Parts & Equipment 1.2%
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.000%	10.574(c)	03/30/27	508	507,618
Term Loan	—(p)	03/30/28	500	493,750

Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.100%	10.411(c)	11/17/28	305	286,128
				1,287,496
Beverages 0.2%
Pegasus Bidco BV (Netherlands), 2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	9.057(c)	07/12/29	194	193,861
Building Materials 0.4%
CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.180(c)	11/23/27	204	201,265
MIWD HoldCo II LLC, Term Loan	—(p)	04/30/31	225	225,914
				427,179
Chemicals 2.1%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.074(c)	08/27/26	274	268,251
Chemours Company (The), Tanche B-3 USD Term Loan, 1 Month SOFR + 3.500%	8.830(c)	08/18/28	299	297,752
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.827(c)	11/15/30	275	265,031

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.600%	9.930%(c)	09/30/26	199	$198,643
Geon Performance Solutions LLC, Initial Term Loan, 3 Month SOFR + 5.012%^	10.314(c)	08/18/28	299	299,233
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.163(c)	06/28/28	214	204,395
LSF11 A5 HoldCo, LLC, Incremental Term Loan, 1 Month SOFR + 4.350%	9.677(c)	10/15/28	199	199,184
Nouryon Finance BV, Extended Dollar Term Loan, 3 Month SOFR + 4.100%	9.419(c)	04/03/28	194	194,305
Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 3 Month SOFR + 4.750%	10.068(c)	10/26/26	274	270,366
				2,197,160
Commercial Services 2.2%
Allied Universal Holdco LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 4.750%	10.080(c)	05/12/28	194	194,354
API Group DE, Inc., Term Loan	—(p)	01/03/29	375	375,156
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.692(c)	06/29/28	259	258,350
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.945(c)	06/02/28	289	281,608
DS Parent, Inc., Term B Loan, 2 Month SOFR + 5.500%	10.813(c)	01/31/31	75	73,906
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	243	237,263
Hertz Corp. (The),
2023 Incremental Term Loan, 1 Month SOFR + 3.750%	9.079(c)	06/30/28	200	193,183
Initial Term B Loan, 1 Month SOFR + 3.364%	8.692(c)	06/30/28	209	202,002
Initial Term C Loan, 1 Month SOFR + 3.364%	8.692(c)	06/30/28	40	39,142

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.580%(c)	03/06/28	284	$281,090
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	9.430(c)	11/02/27	204	198,210
				2,334,264
Computers 0.8%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.176(c)	03/01/29	259	258,360
NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.163(c)	03/27/29	314	314,761
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.180(c)	02/01/28	249	248,202
				821,323
Distribution/Wholesale 0.1%
Closure Systems International Group, Inc., Term Loan	—(p)	03/22/29	75	75,000
Diversified Financial Services 0.4%
Blackhawk Network Holdings, Inc., Term Loan B, 1 Month SOFR + 5.000%	10.327(c)	03/12/29	250	250,111
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.445(c)	03/20/28	199	197,482
Nuvei Technologies Corp. (Canada), Initial Term Loan, 1 Month SOFR + 3.000%	8.363(c)	12/19/30	1	811
				448,404
Electric 0.3%
Discovery Energy Holding Corp., Term Loan	—(p)	02/28/31	275	274,484
Electronics 0.2%
Roper Industrial Product, Tranche B Dollar Term Loan, 3 Month SOFR + 4.000%	9.302(c)	11/22/29	199	199,959

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction 0.8%
Aegion Corp., New Initial Term Loan, 1 Month SOFR + 4.250%	9.580%(c)	05/17/28	249	$250,206
Brand Industrial Services, Inc., Tranche B Term Loan, 3 Month SOFR + 5.500%	10.806(c)	08/01/30	199	199,580
Brown Group Holding LLC, Incremental Term B-2 Facility, 3 Month SOFR + 3.000%	8.329(c)	07/02/29	199	199,464
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.364%	8.692(c)	06/23/28	199	195,954
				845,204
Entertainment 1.6%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.959(c)	02/10/27	358	311,398
AP Gaming I LLC, Term B Loan, 3 Month SOFR + 3.750%	9.052(c)	02/15/29	150	149,935
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 3 Month SOFR + 2.750%	8.040(c)	02/06/31	575	574,713
Cinemark USA, Inc., Term Loan, 1 Month SOFR + 3.750%	9.071(c)	05/24/30	249	249,942
Flutter Financing BV (Ireland), Term B Loan, 3 Month SOFR + 2.250%	7.559(c)	11/25/30	224	224,237
J&J Ventures Gaming LLC, Initial Term Loan, 1 Month SOFR + 4.114%	9.445(c)	04/26/28	199	197,031
				1,707,256
Environmental Control 0.4%
Action Environmental Group, Inc. (The), Initial Term Loan, 3 Month SOFR + 4.500%^	9.824(c)	10/24/30	235	234,783
Madison IAQ LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.693(c)	06/21/28	199	198,502
				433,285
Healthcare-Services 0.2%
Surgery Center Holdings, Inc., New First Lien Term Loan, 1 Month SOFR + 3.500%	8.829(c)	12/19/30	200	200,800

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Holding Companies-Diversified 0.6%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%^	9.080%(c)	11/01/30		258	$259,268
Clue OpCo LLC, Term B Loan, 1 Month SOFR + 4.500%	9.827(c)	12/19/30		364	358,636
					617,904
Home Furnishings 0.2%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.579(c)	06/29/28		250	236,222
Household Products/Wares 0.2%
Kronos Acquisition Holdings, Inc. (Canada), Tranche B-1 Term Loan, 3 Month SOFR + 4.012%	9.314(c)	12/22/26		199	198,997
Insurance 0.5%
Acrisure LLC, Term Loan B 2020, 1 Month LIBOR + 3.500%	8.945(c)	02/15/27		274	272,891
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	8.827(c)	02/14/31		94	93,867
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	9.677(c)	08/21/28		199	191,720
					558,478
Internet 0.3%
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	9.580(c)	05/03/28		264	261,859
Investment Companies 1.8%
Guardian US Holdco, Initial Term Loan, 3 Month SOFR + 3.500%	8.809(c)	01/31/30		249	248,983
Hurricane CleanCo Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 6.250%^	6.250(c)	10/31/29	EUR	1,203	1,517,952
WEC US Holdings Ltd., Initial Term Loan, 1 Month SOFR + 2.750%	8.077(c)	01/27/31		100	99,850
					1,866,785

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Leisure Time 0.7%
Alterra Mountain Co., Term Loan^	— %(p)	05/31/30	175	$175,656
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	8.080(c)	12/13/29	249	249,373
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.429(c)	12/01/28	140	136,524
Recess Holdings, Inc., Initial Term Loan, 3 Month SOFR + 4.500%	9.843(c)	02/20/30	150	150,563
				712,116
Machinery-Diversified 1.3%
CPM Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.826(c)	09/28/28	200	199,583
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	8.942(c)	05/26/28	349	346,702
Innio North America Holdings, Extended Facility B (USD), 3 Month SOFR + 4.250%	9.564(c)	11/02/28	125	125,156
STS Operating, Inc., Term Loan	—(p)	03/25/31	200	200,376
TK Elevator US Newco, Inc. (Germany), Term Loan	—(p)	04/30/30	523	524,606
				1,396,423
Media 0.7%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.314(c)	10/28/27	250	234,063
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.825(c)	01/18/28	249	239,473
Univision Communications, Inc., 2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.559(c)	06/24/29	194	194,158
				667,694
Metal Fabricate/Hardware 0.9%
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 4.000%	9.327(c)	08/16/29	299	300,586

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.591%(c)	10/12/28	199	$197,985
Tank Holding Corp., Term Loan, 1 Month SOFR + 5.850%	11.177(c)	03/31/28	199	195,754
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 1 Month SOFR + 6.000%^	11.326(c)	03/01/30	225	224,156
				918,481
Mining 0.3%
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loan, 1 Month SOFR + 3.750%	9.080(c)	08/19/30	269	269,623
Packaging & Containers 0.8%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 3.775%	9.105(c)	04/13/29	199	199,174
Mauser Packaging Solutions Holding Co., Initial Term Loan, 1 Month SOFR + 4.000%	9.326(c)	08/14/26	195	195,077
ProAmpac PG Borrower LLC, Term Loan B, 3 Month SOFR + 4.500%	9.814(c)	09/15/28	195	194,513
Trident TPI Holdings, Inc., First Lien Tranche B-3 Initial Term Loan, 3 Month SOFR + 4.262%	9.571(c)	09/15/28	199	198,992
				787,756
Pharmaceuticals 0.4%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	9.409(c)	10/01/27	254	242,194
Sharp Midco LLC, First Lien Initial Term Loan, 3 Month SOFR + 4.100%	9.409(c)	12/29/28	194	193,646
				435,840
Pipelines 0.2%
Prairie ECI Acquiror LP, Initial Term Loan B-2, 1 Month SOFR + 4.750%	10.080(c)	08/01/29	199	198,524

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Real Estate 0.2%
BRP Nimbus LLC, Initial Term B Loan, 1 Month SOFR + 2.600%	7.927%(c)	08/27/25	248	$246,923
Real Estate Investment Trusts (REITs) 0.6%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%	8.830(c)	05/09/29	363	353,165
Starwood Property Mortgage LLC, Term Loan B-3, 1 Month SOFR + 3.350%^	8.680(c)	07/24/26	249	249,036
				602,201
Retail 0.8%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.195(c)	03/06/28	254	253,664
Kodiak BP LLC, Term Loan	3.750	03/12/28	175	175,109
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.177(c)	12/17/27	264	262,984
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.821(c)	03/03/28	100	92,344
				784,101
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., 2023-2 Rolled TLB, 1 Month SOFR + 4.000%^	9.329(c)	06/14/30	250	250,716
Software 3.7%
Applovin Corp., Term Loan	—(p)	08/16/30	350	349,562
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.580(c)	02/15/29	279	275,332
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%	9.580(c)	12/29/28	698	701,814
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 3 Month SOFR + 5.100%	10.402(c)	05/08/28	249	249,369
Cotiviti, Inc., Term Loan, 1 Month SOFR + 3.500%	7.500(c)	03/31/31	550	550,229

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Dun & Bradstreet Corp., Incremental Term B-2, 1 Month SOFR + 2.750%	8.082%(c)	01/18/29	325	$324,848
Genesys Cloud Services,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	9.192(c)	12/01/27	50	50,156
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%	8.827(c)	12/01/27	299	299,920

Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month SOFR + 4.262%	9.574(c)	06/02/28	249	246,193
Renaissance Holding Corp., Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	9.577(c)	04/05/30	249	249,687
Waystar Technologies, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	9.330(c)	10/22/29	192	191,846
Webpros Investments Sarl (Luxembourg), Term Loan^	—(p)	03/28/31	125	125,156
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.614%	8.945(c)	12/21/29	250	249,011
				3,863,123
Telecommunications 0.4%
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	11.064(c)	08/01/29	313	289,511
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	9.943(c)	05/30/30	164	158,530
				448,041
Transportation 0.3%
Daseke Cos., Inc., Term Loan, PRIME + 3.000%	11.500(c)	03/09/28	247	247,108
Kenan Advantage Group, Inc. (The), Term Loan B-3, 1 Month SOFR + 3.750%	9.080(c)	01/25/29	25	24,975
				272,083

Total Floating Rate and Other Loans (cost $27,999,075)				28,181,857

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Security 1.9%
PMT Credit Risk Transfer Trust, Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)^ (cost $2,000,000)	8.820%(c)	05/25/33		2,000	$2,001,800
Sovereign Bonds 2.3%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	8.250	05/09/28		300	289,031
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		300	275,625
Gabon Government International Bond (Gabon), Sr. Unsec’d. Notes	6.950	06/16/25		600	587,625
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes	5.875	10/17/31	EUR	400	398,096
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	8.250	04/15/24		500	497,800
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.375	01/30/34		140	142,056
Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes	7.625	05/15/34		200	200,750

Total Sovereign Bonds (cost $2,307,749)					2,390,983

Total Long-Term Investments (cost $117,669,938)					118,874,534

	Shares
Short-Term Investment 1.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.552%) (cost $1,492,038)(wb)	1,492,038	1,492,038

TOTAL INVESTMENTS 115.5% (cost $119,161,976)		120,366,572
Liabilities in excess of other assets(z) (15.5)%		(16,131,485)

Net Assets 100.0%		$104,235,087

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TD	The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,535,519 and 5.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at March 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), Delayed Draw Term Loan, 4.500%, Maturity Date 10/24/30 (cost $35,439)^	35	$35,218	$—	$(222)

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	MSI	GBP	4,707	$5,932,258	$5,941,127	$8,869	$—
Euro,
Expiring 04/02/24	BOA	EUR	13,150	14,248,020	14,189,715	—	(58,305)
Expiring 04/02/24	BOA	EUR	146	158,048	157,634	—	(414)
Expiring 04/02/24	JPM	EUR	791	858,650	853,627	—	(5,023)
Expiring 04/02/24	JPM	EUR	300	326,134	324,107	—	(2,027)
Expiring 04/02/24	TD	EUR	113	122,959	121,620	—	(1,339)
				$21,646,069	$21,587,830	8,869	(67,108)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	BNP	GBP	4,618	$5,856,341	$5,829,147	$27,194	$—
Expiring 04/02/24	BOA	GBP	89	113,583	111,980	1,603	—
Expiring 05/02/24	MSI	GBP	4,707	5,933,221	5,942,077	—	(8,856)
Euro,
Expiring 04/02/24	BNP	EUR	909	987,507	980,327	7,180	—
Expiring 04/02/24	BNP	EUR	100	109,684	108,245	1,439	—
Expiring 04/02/24	BOA	EUR	12,864	13,981,434	13,881,350	100,084	—
Expiring 04/02/24	MSI	EUR	316	342,745	340,465	2,280	—
Expiring 04/02/24	MSI	EUR	196	213,926	211,422	2,504	—
Expiring 04/02/24	MSI	EUR	116	126,804	124,894	1,910	—
Expiring 05/02/24	BOA	EUR	13,150	14,265,238	14,206,312	58,926	—
				$41,930,483	$41,736,219	203,120	(8,856)
						$211,989	$(75,964)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,317	3.116%	$69,989	$99,130	$29,141
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	5,930	3.289%	413,703	437,328	23,625
					$483,692	$536,458	$52,766

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2024 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Reverse repurchase agreements outstanding at March 31, 2024:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2024
BNP Paribas S.A.	5.650%	02/12/24	$1,381,875	Open	$1,381,875
BNP Paribas S.A.	5.650%	02/12/24	1,825,000	Open	1,825,000
BNP Paribas S.A.	5.750%	02/23/24	907,031	Open	907,031
BNP Paribas S.A.	5.750%	02/23/24	1,148,437	Open	1,148,437
BNP Paribas S.A.	5.750%	03/04/24	897,313	Open	897,313
BNP Paribas S.A.	5.750%	03/04/24	933,562	Open	933,562
BNP Paribas S.A.	5.750%	03/04/24	561,438	Open	561,438
BNP Paribas S.A.	5.750%	03/04/24	608,344	Open	608,344
BNP Paribas S.A.	5.790%	02/12/24	743,750	Open	743,750

PGIM Credit Income Fund
Schedule of Investments as of March 31, 2024 (unaudited) (continued)
Reverse repurchase agreements outstanding at March 31, 2024 (continued):
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2024
BNP Paribas S.A.	5.790%	02/12/24	$1,012,781	Open	$1,012,781
BNP Paribas S.A.	5.790%	03/19/24	1,685,250	Open	1,685,250
BNP Paribas S.A.	5.790%	03/19/24	2,072,875	Open	2,072,875
BNP Paribas S.A.	5.790%	03/19/24	480,563	Open	480,563
BNP Paribas S.A.	5.790%	03/21/24	2,085,000	Open	2,085,000
			$16,343,219		$16,343,219
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The aggregate value of the Reverse Repurchase Agreements is $16,343,219. Corporate Bonds with a combined market value of $17,716,193 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2024.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).